Estimated Useful lives Of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	45
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	15
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Property, plant and equipment, useful life, maximum (in years)	5
Internal use software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Property, plant and equipment, useful life, maximum (in years)	5
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	5
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	Over the shorter of lease terms or estimated useful lives of the assets